SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2021
Stock option activity
Expiry Date	Exercise Price	December 31, 2020	Granted 2019	Exercised	Cancelled	September 30, 2021

February 14, 2027	US$0.006	10,000,000	-	-	-	10,000,000